Stock Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Based Compensation	Stock Based CompensationUnder the NETSTREIT Corp. 2019 Omnibus Incentive Compensation Plan (the “Omnibus Incentive Plan”), which became effective on December 23, 2019, 2,094,976 shares of common stock are reserved for issuance. The Omnibus Incentive Plan provides for the grant of stock options, stock appreciation rights, restricted shares, restricted stock units, long-term incentive plan units, dividend equivalent rights, and other share-based, share-related or cash-based awards, including performance-based awards, to employees, directors and consultants, with each grant evidenced by an award agreement providing the terms of the award. The Omnibus Incentive Plan is administered by the Compensation Committee of the Board of Directors.

As of December 31, 2020, the only stock-based compensation granted by the Company were restricted stock units. The total amount of stock-based compensation costs recognized in general and administrative expense on our consolidated statements of operations and comprehensive income (loss) was $2.5 million for the year ended December 31, 2020. No stock-based compensation expense was recognized in 2019.

Performance-Based Restricted Stock Units

Pursuant to the Omnibus Incentive Plan, the Company made performance-based restricted stock unit grants to certain employees and non-employee directors. The performance condition required the Company to effectively file a shelf registration statement. Up until the point of filing the registration statement, performance was not deemed probable and accordingly, no restricted stock units had the capability of vesting and no stock-based compensation expense was recorded. As a result of the Company's initial public offering in August 2020, the performance condition was satisfied and the Company recorded a stock-based compensation expense catch-up adjustment of $1.4 million. The vesting terms of these grants are specific to the individual grant and vest in equal annual installments over the next three to five years.

The following table summarizes performance and service based restricted stock unit activity for the period ended December 31, 2020 and 2019:

	2020		2019
	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted stock grants outstanding, beginning of year	168,353	$19.75	—	$—
Granted during the period	85,441	19.75	168,353	19.75
Forfeited during the period	(11,391)	19.75	—	—
Vested during the period	(34,600)	19.75	—	—
Unvested restricted stock grants outstanding, end of year	207,803	$19.75	168,353	$19.75

For the year ended December 31, 2020, the Company recognized $2.2 million in stock-based compensation expense associated with performance-based restricted stock units. No stock-based compensation expense was recognized in 2019. As of December 31, 2020, the remaining unamortized stock-based compensation expense totaled $2.6 million which is expected to be recognized over a weighted average period of 2.6 years. These units are subject to graded vesting and amortization is recognized ratably over the requisite service period for each vesting tranche in the award.

The weighted average grant date fair value of unvested restricted units is calculated as the per share price determined in the Private Offering.

Service-Based Restricted Stock Units

Pursuant to the Omnibus Incentive Plan, the Company made service-based restricted stock unit grants to certain employees and non-employee directors in August 2020. The vesting terms of these grants are specific to the individual grant and vest in equal annual installments over the next three to five years.

The following table summarizes service based restricted stock unit activity for the period ended December 31, 2020:

	2020
	Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted stock grants outstanding, beginning of year	—	$—
Granted during the period	169,793	18.00
Forfeited during the period	—	—
Vested during the period	—	—
Unvested restricted stock grants outstanding, end of year	169,793	$18.00

For the year ended December 31, 2020, the Company recognized $0.2 million in stock-based compensation expense associated with service-based restricted stock units. No stock-based compensation expense was recognized in 2019. As of December 31, 2020, the remaining unamortized stock-based compensation expense totaled $2.8 million which is expected to be recognized over a weighted average period of 4.6 years. Amortization is recognized on a straight-line basis over the total requisite service period for the entire award.

The weighted average grant date fair value of service based unvested restricted units is calculated as the per share price determined in the initial public offering.